SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Assetscontract Liabilities
Beginning of the financial year	$ 303
Receipt from customers	560	877
Revenue recognised during the year	(441)	(569)
Exchange realignment	20	(5)
End of the financial year	$ 442	$ 303